                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                    Investment Company Act File No. 811-10471
                -------------------------------------------------

               CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
                -------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

               466 Lexington Avenue, New York, New York 10017-3140
              ----------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

                                Hal Liebes, Esq.
               Credit Suisse Institutional Money Market Fund, Inc.
                              466 Lexington Avenue
                          New York, New York 10017-3140

Registrant's telephone number, including area code:(212) 875-3500

Date of fiscal year end: December 31, 2003

Date of reporting period: January 1, 2003 to December 31, 2003

ITEM 1. REPORTS TO STOCKHOLDERS.

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE INSTITUTIONAL FUNDS

ANNUAL REPORT

CLASS A, B AND C SHARES
DECEMBER 31, 2003

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

- PRIME PORTFOLIO

- GOVERNMENT PORTFOLIO


MORE COMPLETE INFORMATION ABOUT THE FUND AND EACH OF THE PORTFOLIOS, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-222-8977 OR BY WRITING TO CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC., P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3140. CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUNDS, INC. ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE PORTFOLIOS' INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE PORTFOLIOS' YIELDS WILL FLUCTUATE. ALTHOUGH EACH PORTFOLIO SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A PORTFOLIO. AN INVESTMENT IN EACH PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

THE VIEWS OF THE PORTFOLIOS' MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF DECEMBER 31, 2003; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

PORTFOLIOS' SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2003 (Unaudited)

                                                                January 23, 2004

Dear Shareholder:

   For Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio (the "Fund"), the annualized current yields for the seven-day period ended December 31, 2003 were 0.92%(1), 0.82%(1) and 0.67%(1) (with waivers and reimbursements) for the Fund's Class A, Class B and Class C shares, respectively.

   There is little doubt that 2003 was a challenging year for money market vehicles. In our opinion, two factors exerted the biggest influence on investor demand:

   - SHORT-TERM INTEREST RATES WERE SUFFICIENTLY LOW TO COMPEL MANY INVESTORS TO LOOK ELSEWHERE FOR ATTRACTIVE YIELDS. Nominal short-term interest rates started 2003 at 1.25% and were cut to 1.00% (the lowest such level since
     1958) in June. While this provided a desirable backdrop for longer-maturity fixed income instruments, it also acted to reduce the relative attraction of the shortest maturities, which serve as the core holdings of money market portfolios. The Federal Reserve (the "Fed") additionally helped keep downward pressure on market-based interest rates with frequent public statements reiterating its belief that an accommodative monetary stance was both appropriate and sustainable.

   - THE U.S. ECONOMIC RECOVERY STRENGTHENED AND GAINED MOMENTUM AS THE YEAR PROGRESSED. Many investors thus became more comfortable with growth-oriented, comparatively risky financial assets and chose to withdraw cash from money market vehicles accordingly.

   The main driver of our investment approach during the year was our conviction that the Fed would choose to keep interest rates fairly low. We thus utilized two primary strategies in an attempt to maximize the Fund's potential yield and return. First, we aimed to increase the portfolio's holdings in comparatively longer-term (I.E., up to one year) securities whose yields were correspondingly high. (Note: the Fund's average weighted maturity rose to 48 days at December 31, 2003 from 46 days at the end of 2002.) Second, we tried to buy opportunistically when we felt market-based rates fluctuated to attractively high levels.

   Looking ahead, we expect that the rebound in U.S. economic growth will prove sustainably strong, which has direct implications for interest rates and, therefore, money market funds as well. While we would not be surprised if the Fed chose to raise interest rates as the economy strengthens, the potential timing of such a move is unclear. We also believe that the Fed may opt to stay on the monetary sidelines if rising GDP growth remains unaccompanied by rising inflation.

   In addition, we continue to see several important trends at work in the corporate sector -- notably the deleveraging of balance sheets, the movement toward a greater degree of financial disclosure and the adoption of increasingly conservative accounting standards -- that could improve overall creditworthiness and benefit the Fund's investable universe accordingly.

   Our strategy going forward will retain the use of opportunistic buying when we feel that market-based rates are sufficiently high. Given our view that nominal rates are unlikely to decline further, we are not incentivized to keep the portfolio's average weighted maturity on the long side, and thus will probably allow it to shorten somewhat.


CREDIT SUISSE ASSET MANAGEMENT, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003(2)

                                  1 YEAR       SINCE INCEPTION(3)
                                  ------       ------------------
                Class A            1.06%             1.36%
                Class B            0.95%             1.26%
                Class C            0.80%             1.11%

----------
(1) Recent and any future declines in interest-rate levels could cause this Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2) Returns assume reinvestment of dividends.
(3) Inception date is 11/28/01.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO ANNUAL INVESTMENT ADVISER'S REPORT
December 31, 2003 (Unaudited)

                                                                January 23, 2004

Dear Shareholder:

   For Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio (the "Fund"), the annualized current yields for the seven-day period ended December 31, 2003 were 0.91%(1), 0.81%(1) and 0.66%(1) (with waivers and reimbursements) for the Fund's Class A, Class B and Class C shares, respectively.

   There is little doubt that 2003 was a challenging year for money market vehicles. In our opinion, two factors exerted the biggest influence on investor demand:

   - SHORT-TERM INTEREST RATES WERE SUFFICIENTLY LOW TO COMPEL MANY INVESTORS TO LOOK ELSEWHERE FOR ATTRACTIVE YIELDS. Nominal short-term interest rates started 2003 at 1.25% and were cut to 1.00% (the lowest such level since
     1958) in June. While this provided a desirable backdrop for longer-maturity fixed income instruments, it also acted to reduce the relative attraction of the shortest maturities, which serve as the core holdings of money market portfolios. The Federal Reserve (the "Fed") additionally helped keep downward pressure on market-based interest rates with frequent public statements reiterating its belief that an accommodative monetary stance was both appropriate and sustainable.

   - THE U.S. ECONOMIC RECOVERY STRENGTHENED AND GAINED MOMENTUM AS THE YEAR PROGRESSED. Many investors thus became more comfortable with growth-oriented, comparatively risky financial assets and chose to withdraw cash from money market vehicles accordingly.

   The main driver of our investment approach during the year was our conviction that the Fed would choose to keep interest rates fairly low. We thus utilized two primary strategies in an attempt to maximize the Fund's potential yield and return. First, we aimed to increase the portfolio's holdings in comparatively longer-term (I.E., up to one year) securities whose yields were correspondingly high. (Note: the Fund's average weighted maturity rose to 56 days at December 31, 2003 from 52 days at the end of 2002.) Second, we tried to buy opportunistically when we felt market-based rates fluctuated to attractively high levels.

   Looking ahead, we expect that the rebound in U.S. economic growth will prove sustainably strong, which has direct implications for interest rates and, therefore, money market funds as well. While we would not be surprised if the Fed chose to raise interest rates as the economy strengthens, the potential timing of such a move is unclear. We also believe that the Fed may opt to stay on the monetary sidelines if rising GDP growth remains unaccompanied by rising inflation.

   Our strategy going forward will retain the use of opportunistic buying when we feel that market-based rates are sufficiently high. Given our view that nominal rates are unlikely to decline further, we are not incentivized to keep the portfolio's average weighted maturity on the long side, and thus will probably allow it to shorten somewhat.

CREDIT SUISSE ASSET MANAGEMENT, LLC

   IN ADDITION TO HISTORICAL INFORMATION, THIS REPORT CONTAINS FORWARD-LOOKING STATEMENTS, WHICH MAY CONCERN, AMONG OTHER THINGS, DOMESTIC AND FOREIGN MARKET, INDUSTRY AND ECONOMIC TRENDS AND DEVELOPMENTS AND GOVERNMENT REGULATION AND THEIR POTENTIAL IMPACT ON THE PORTFOLIO'S INVESTMENT PORTFOLIO. THESE STATEMENTS ARE SUBJECT TO RISKS AND UNCERTAINTIES AND ACTUAL TRENDS, DEVELOPMENTS AND REGULATIONS IN THE FUTURE AND THEIR IMPACT ON THE PORTFOLIO COULD BE MATERIALLY DIFFERENT FROM THOSE PROJECTED, ANTICIPATED OR IMPLIED. THE PORTFOLIO HAS NO OBLIGATION TO UPDATE OR REVISE FORWARD-LOOKING STATEMENTS.

                AVERAGE ANNUAL RETURNS AS OF DECEMBER 31, 2003(2)

                                  1 YEAR       SINCE INCEPTION(3)
                                  ------       ------------------
                Class A            1.07%             1.48%
                Class B            0.97%             1.38%
                Class C            0.82%             1.23%

----------
(1) Recent and any future declines in interest-rate levels could cause this Portfolio's earnings to fall below the Portfolio's expenses, resulting in a negative yield. CSAM has agreed voluntarily to waive and reimburse expenses as necessary to maintain a positive yield. This waiver and reimbursement may be changed or terminated at any time.
(2) Returns assume reinvestment of dividends.
(3) Inception date is 1/25/02.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO SCHEDULE OF INVESTMENTS
December 31, 2003

    PAR                                                              RATINGS+
   (000)                                                           (S&P/MOODY'S)    MATURITY       RATE%         VALUE
------------                                                       -------------   ----------   ----------   --------------
ASSET BACKED COMMERCIAL PAPER (32.6%)
FINANCE (32.6%)
$     22,000     Barton Capital Corp.                               (A-1+ , P-1)     01/05/04        1.070   $   21,997,384
      10,000     Clipper Receivables Corp.                          (A-1 , P-1)      01/05/04        1.081        9,998,800
      10,000     Clipper Receivables Corp.                          (A-1 , P-1)      01/15/04        1.091        9,995,761
      27,500     Compass Securitization LLC.                        (A-1+ , P-1)     01/22/04        1.101       27,482,354
      25,000     Lexington Parker Capital Corp.                      (A-1 , NR)      01/05/04        1.100       24,996,944
      10,000     Moat Funding LLC                                   (A-1+ , P-1)     01/05/04        1.080        9,998,800
      19,480     Old Line Funding Corp.                             (A-1+ , P-1)     01/15/04        1.091       19,471,743
      27,000     Preferred Receivables Funding                      (A-1 , P-1)      01/08/04        1.092       26,994,278
      14,174     Romulus Funding Corp.                              (A-1 , P-1)      01/08/04        1.110       14,170,941
      12,000     Romulus Funding Corp.                              (A-1 , P-1)      01/16/04        1.151       11,994,250
      20,000     Sheffield Receivables Corp.                        (A-1+ , P-1)     01/02/04        1.101       19,999,389
       6,000     Special Purpose Accounts Receivable                (A-1 , P-1)      01/12/04        1.111        5,997,965
                                                                                                             --------------
TOTAL ASSET BACKED COMMERCIAL PAPER (Cost $203,098,609)                                                         203,098,609
                                                                                                             --------------
COMMERCIAL PAPER (20.6%)
BANKS (4.3%)
      27,000     Banque Generale du Luxembourg                      (A-1+ , P-1)     01/23/04        1.081       26,982,180
                                                                                                             --------------
FINANCE (16.3%)
      30,000     Atlantis One Funding Corp.                         (A-1+ , P-1)     01/22/04        1.082       29,981,100
      28,000     Citigroup Global Markets Holdings, Inc.            (A-1+ , P-1)     01/08/04        1.091       27,994,066
      25,000     Household Finance Corp.                            (A-1 , P-1)      01/05/04        1.091       24,996,972
      18,000     Morgan Stanley                                      (A+ , Aa3)      01/20/04        5.625       18,039,615
                                                                                                             --------------
                                                                                                                101,011,753
                                                                                                             --------------
TOTAL COMMERCIAL PAPER (Cost $127,993,933)                                                                      127,993,933
                                                                                                             --------------
VARIABLE RATE CORPORATE OBLIGATIONS (18.5%)
BANKS (11.6%)
      17,000     Abbey National Treasury Services PLC #             (AA- , Aa3)      02/18/04        1.050       17,000,107
      20,000     Bank One NA #                                       (A+ , A+)       02/24/04        1.040       19,999,702
      20,000     Societe Generale #                                 (AA- , Aa3)      03/10/04        1.040       19,999,623
      15,000     Wells Fargo & Co. ##                               (AA- , Aa1)      03/24/04        1.230       15,013,191
                                                                                                             --------------
                                                                                                                 72,012,623
                                                                                                             --------------
FINANCE (6.9%)
      14,000     General Electric Capital Corp. ##                  (AAA , Aaa)      01/22/04        1.270       14,007,354
      29,100     Merrill Lynch & Company, Inc. ##                    (A+ , Aa3)      02/23/04        1.470       29,137,291
                                                                                                             --------------
                                                                                                                 43,144,645
                                                                                                             --------------
TOTAL VARIABLE RATE CORPORATE OBLIGATIONS (Cost $115,157,268)                                                   115,157,268
                                                                                                             --------------
UNITED STATES AGENCY OBLIGATIONS (28.6%)
      36,500     Fannie Mae ##                                      (AAA , Aaa)      03/15/04        1.080       36,491,240
      11,500     Fannie Mae Discount Notes                          (AAA , Aaa)      02/06/04        1.260       11,485,510
       5,000     Fannie Mae Discount Notes                          (AAA , Aaa)      09/13/04        1.340        4,952,355
       5,000     Fannie Mae Discount Notes                          (AAA , Aaa)      09/17/04        1.340        4,951,611
       7,000     Fannie Mae Discount Notes                          (AAA , Aaa)      11/12/04        1.310        6,919,508

                 See Accompanying Notes to Financial Statements.

    PAR                                                              RATINGS+
   (000)                                                           (S&P/MOODY'S)    MATURITY       RATE%         VALUE
------------                                                       -------------   ----------   ----------   --------------
UNITED STATES AGENCY OBLIGATIONS
$      4,265     Fannie Mae Note                                    (AAA , Aaa)      05/14/04        5.625   $    4,333,597
       7,000     Fannie Mae Note                                    (AAA , Aaa)      07/26/04        1.040        7,000,000
      25,000     Federal Home Loan Bank ##                          (AAA , Aaa)      01/05/04        1.080       24,998,743
       5,000     Federal Home Loan Bank                             (AAA , Aaa)      11/15/04        4.125        5,118,658
       8,900     Freddie Mac                                        (AAA , Aaa)      01/15/04        3.250        8,906,203
      15,200     Freddie Mac                                        (AAA , Aaa)      07/15/04        3.000       15,356,521
      10,000     Freddie Mac                                        (AAA , Aaa)      07/15/04        6.250       10,263,421
      12,000     Freddie Mac Discount Notes                         (AAA , Aaa)      01/14/04        1.066       11,995,320
      10,000     Freddie Mac Discount Notes                         (AAA , Aaa)      08/12/04        1.230        9,923,466
       9,000     Freddie Mac Discount Notes                         (AAA , Aaa)      10/07/04        1.240        8,913,200
       6,136     Freddie Mac Discount Notes                         (AAA , Aaa)      10/07/04        1.280        6,074,913
                                                                                                             --------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $177,684,266)                                                      177,684,266
                                                                                                             --------------
REPURCHASE AGREEMENT (1.8%)
      11,000     Goldman Sachs Group, Inc. (Agreement dated
                  12/31/03, to be repurchased at $11,000,587,
                  collateralized by $8,915,000 Federal National
                  Mortgage Association 1.22% due 9/17/04, and
                  $6,751,000 United States Treasury Note 7.13%
                  due 2/15/23. Market Value of collateral is
                  $11,220,137) (Cost $11,000,000)                  (A-1+ , P-1)      01/02/04        0.960       11,000,000
                                                                                                             --------------
TOTAL INVESTMENTS AT VALUE (102.1%) (Cost $634,934,076)                                                         634,934,076
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.1%)                                                                   (12,950,174)
                                                                                                             --------------
NET ASSETS (100.0%)                                                                                          $  621,983,902
                                                                                                             ==============

                Average Weighted Maturity -- 48 days (Unaudited)

                            INVESTMENT ABBREVIATIONS
                           NR = Not Rated

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

# Variable rate obligations - The interest rate shown is the rate as of December 31, 2003.

## The interest rate is as of December 31, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- GOVERNMENT PORTFOLIO SCHEDULE OF INVESTMENTS
December 31, 2003

    PAR                                                              RATINGS+
   (000)                                                           (S&P/MOODY'S)    MATURITY       RATE%         VALUE
------------                                                       -------------   ----------   ----------   --------------
UNITED STATES AGENCY OBLIGATIONS (84.7%)
$      5,200     Fannie Mae ##                                      (AAA , Aaa)      03/10/04        1.111   $    5,200,000
      10,000     Fannie Mae ##                                      (AAA , Aaa)      03/15/04        1.080        9,997,600
       2,000     Fannie Mae                                         (AAA , Aaa)      07/26/04        1.040        2,000,000
       2,500     Fannie Mae Discount Notes                          (AAA , Aaa)      01/09/04        1.260        2,499,300
       8,000     Fannie Mae Discount Notes                          (AAA , Aaa)      01/14/04        1.080        7,996,880
       2,200     Fannie Mae Discount Notes                          (AAA , Aaa)      02/06/04        1.260        2,197,228
       1,000     Fannie Mae Discount Notes                          (AAA , Aaa)      02/18/04        1.070          998,573
       5,000     Fannie Mae Discount Notes                          (AAA , Aaa)      02/18/04        1.070        4,992,867
       4,400     Fannie Mae Discount Notes                          (AAA , Aaa)      02/19/04        1.080        4,393,532
       2,300     Fannie Mae Discount Notes                          (AAA , Aaa)      03/05/04        1.250        2,294,889
       2,000     Fannie Mae Discount Notes                          (AAA , Aaa)      07/23/04        1.280        1,985,493
       2,000     Fannie Mae Discount Notes                          (AAA , Aaa)      09/13/04        1.340        1,980,942
       5,000     Fannie Mae Discount Notes                          (AAA , Aaa)      09/17/04        1.320        4,952,334
       1,000     Fannie Mae Discount Notes                          (AAA , Aaa)      09/17/04        1.340          990,322
       1,300     Fannie Mae Discount Notes                          (AAA , Aaa)      10/15/04        1.340        1,286,064
       1,500     Fannie Mae Discount Notes                          (AAA , Aaa)      11/12/04        1.310        1,482,752
       5,000     Federal Farm Credit Bank ##                        (AAA , Aaa)      01/02/04        1.000        5,000,000
       8,500     Federal Farm Credit Bank ##                        (AAA , Aaa)      01/05/04        1.065        8,500,000
      10,000     Federal Home Loan Bank ##                          (AAA , Aaa)      01/05/04        1.082        9,999,497
       1,000     Federal Home Loan Bank                             (AAA , Aaa)      04/16/04        4.875        1,010,510
       3,910     Federal Home Loan Bank Discount Notes              (AAA , Aaa)      01/02/04        1.050        3,909,886
       6,500     Federal Home Loan Bank Discount Notes              (AAA , Aaa)      01/16/04        1.010        6,497,265
       9,250     Freddie Mac                                        (AAA , Aaa)      01/15/04        3.250        9,257,437
       2,000     Freddie Mac                                        (AAA , Aaa)      07/15/04        3.000        2,020,595
       4,000     Freddie Mac                                        (AAA , Aaa)      07/15/04        6.250        4,105,290
       2,200     Freddie Mac Discount Notes                         (AAA , Aaa)      01/07/04        1.090        2,199,600
       1,500     Freddie Mac Discount Notes                         (AAA , Aaa)      01/12/04        1.030        1,499,528
       8,199     Freddie Mac Discount Notes                         (AAA , Aaa)      01/15/04        1.075        8,195,572
       2,604     Freddie Mac Discount Notes                         (AAA , Aaa)      02/05/04        1.050        2,601,342
       1,500     Freddie Mac Discount Notes                         (AAA , Aaa)      02/05/04        1.075        1,498,432
       4,000     Freddie Mac Discount Notes                         (AAA , Aaa)      02/26/04        1.100        3,993,156
       3,000     Freddie Mac Discount Notes                         (AAA , Aaa)      03/31/04        1.075        2,991,938
       1,000     Freddie Mac Discount Notes                         (AAA , Aaa)      04/02/04        1.110          997,163
       1,300     Freddie Mac Discount Notes                         (AAA , Aaa)      07/15/04        1.125        1,292,038
       1,500     Freddie Mac Discount Notes                         (AAA , Aaa)      08/12/04        1.380        1,487,120
       1,500     Freddie Mac Discount Notes                         (AAA , Aaa)      10/07/04        1.240        1,485,533
                                                                                                             --------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $133,790,678)                                                      133,790,678
                                                                                                             --------------
SHORT-TERM INVESTMENT (2.7%)
       4,244     State Street Bank and Trust Co. Euro Time Deposit
                  (Cost $4,244,000)                                                  01/02/04        0.750        4,244,000
                                                                                                             --------------

                 See Accompanying Notes to Financial Statements.

    PAR                                                              RATINGS+
   (000)                                                           (S&P/MOODY'S)    MATURITY       RATE%         VALUE
------------                                                       -------------   ----------   ----------   --------------
REPURCHASE AGREEMENT (18.8%)
$     29,700     Goldman Sachs Group, Inc. (Agreement dated
                  12/31/03, to be repurchased at $29,701,584,
                  collateralized by $2,028,000 United States
                  Treasury Note 5.50% due 2/15/08, and
                  $27,401,000 United States Treasury Note 5.25%
                  due 5/15/04. Market Value of collateral is
                  $30,294,675) (Cost $29,700,000)                    (A-1+, P-1)     01/02/04        0.960   $   29,700,000
                                                                                                             --------------

TOTAL INVESTMENTS AT VALUE (106.2%) (Cost $167,734,678)                                                         167,734,678
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.2%)                                                                    (9,765,182)
                                                                                                             --------------
NET ASSETS (100.0%)                                                                                          $  157,969,496
                                                                                                             ==============

                Average Weighted Maturity -- 56 days (Unaudited)

+ Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

## The interest rate is as of December 31, 2003 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2003

                                                                             PRIME          GOVERNMENT
                                                                           PORTFOLIO        PORTFOLIO
                                                                         --------------   --------------
ASSETS
    Investments at value (Cost $623,934,076, and $138,034,678,
      respectively) (Note 1)                                             $  623,934,076   $  138,034,678
    Repurchase agreement at value (Cost $11,000,000, and
      $29,700,000, respectively) (Note 1)                                    11,000,000       29,700,000
    Cash                                                                             --              195
    Receivable for portfolio shares sold                                     11,923,975        1,539,632
    Interest receivable                                                       1,338,326          326,560
    Prepaid expenses                                                             80,588           51,466
                                                                         --------------   --------------
      Total Assets                                                          648,276,965      169,652,531
                                                                         --------------   --------------
LIABILITIES
    Due to custodian                                                            944,608               --
    Advisory fee payable (Note 2)                                                47,202           11,237
    Administrative services fee payable (Note 2)                                 64,862           15,869
    Distribution fee payable (Note 2)                                            49,467           11,584
    Payable for investments purchased                                        24,998,743        9,999,497
    Dividend payable                                                             64,629               67
    Payable for portfolio shares redeemed                                        77,429        1,624,762
    Other accrued expenses payable                                               46,123           20,019
                                                                         --------------   --------------
      Total Liabilities                                                      26,293,063       11,683,035
                                                                         --------------   --------------
NET ASSETS
    Capital stock, $0.001 par value (Note 3)                                    621,967          157,967
    Paid-in capital (Note 3)                                                621,345,462      157,808,953
    Undistributed net investment income                                          25,020            2,576
    Accumulated net realized loss on investments                                 (8,547)              --
                                                                         --------------   --------------
      Net Assets                                                         $  621,983,902   $  157,969,496
                                                                         ==============   ==============
A SHARES
    Net assets                                                           $  184,178,342   $   42,619,338
    Shares outstanding                                                      184,178,928       42,618,081
                                                                         --------------   --------------
    Net asset value, offering price, and redemption price per share      $         1.00   $         1.00
                                                                         ==============   ==============
B SHARES
    Net assets                                                           $  344,396,049   $   92,475,731
    Shares outstanding                                                      344,381,638       92,474,954
                                                                         --------------   --------------
    Net asset value, offering price, and redemption price per share      $         1.00   $         1.00
                                                                         ==============   ==============
C SHARES
    Net assets                                                           $   93,409,511   $   22,874,427
    Shares outstanding                                                       93,406,863       22,873,914
                                                                         --------------   --------------
    Net asset value, offering price, and redemption price per share      $         1.00   $         1.00
                                                                         ==============   ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the Year Ended Decemeber 31, 2003

                                                                             PRIME          GOVERNMENT
                                                                           PORTFOLIO        PORTFOLIO
                                                                         --------------   --------------
INTEREST INCOME (Note 1)                                                 $    9,407,078   $    1,865,158
                                                                         --------------   --------------
EXPENSES
    Investment advisory fees (Note 2)                                         1,485,091          293,862
    Administrative services fees (Note 2)                                       434,062           83,268
    Distribution fees (Note 2)                                                  777,309          134,339
    Custodian fees                                                               62,567           12,642
    Audit fees                                                                   55,402           25,746
    Legal fees                                                                   50,552           50,347
    Registration fees                                                            49,221           47,777
    Insurance expense                                                            30,267           13,209
    Printing fees (Note 2)                                                       29,004           20,722
    Directors' fees                                                               8,238            8,238
    Transfer agent fees                                                           7,217            1,082
    Miscellaneous expense                                                        43,932            4,726
                                                                         --------------   --------------
      Total expenses                                                          3,032,862          695,958
    Less: fees waived (Note 2)                                                 (770,461)        (267,763)
                                                                         --------------   --------------
      Net expenses                                                            2,262,401          428,195
                                                                         --------------   --------------
       Net investment income                                                  7,144,677        1,436,963
                                                                         --------------   --------------

NET REALIZED GAIN (LOSS) FROM INVESTMENTS                                        (8,547)           2,576
                                                                         --------------   --------------
    Net increase in net assets resulting from operations                 $    7,136,130   $    1,439,539
                                                                         ==============   ==============

                 See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                      PRIME PORTFOLIO                      GOVERNMENT PORTFOLIO
                                           -------------------------------------   ----------------------------------------
                                             FOR THE YEAR        FOR THE YEAR        FOR THE YEAR         FOR THE PERIOD
                                                 ENDED               ENDED               ENDED                 ENDED
                                           DECEMBER 31, 2003   DECEMBER 31, 2002   DECEMBER 31, 2003   DECEMBER 31, 2002(1)
                                           -----------------   -----------------   -----------------   --------------------
FROM OPERATIONS
  Net investment income                    $       7,144,677   $       8,388,179   $       1,436,963   $          2,211,532
  Net realized gain (loss)
    from investments                                  (8,547)             25,020               2,576                     --
                                           -----------------   -----------------   -----------------   --------------------
  Net increase in net assets
    resulting from operations                      7,136,130           8,413,199           1,439,539              2,211,532
                                           -----------------   -----------------   -----------------   --------------------
FROM DIVIDENDS
  Dividends from net investment income
    Class A shares                                (1,402,495)         (2,034,655)           (477,851)              (669,901)
    Class B shares                                (4,855,155)         (5,455,624)           (782,120)            (1,398,132)
    Class C shares                                  (887,056)           (897,900)           (177,021)              (143,499)
                                           -----------------   -----------------   -----------------   --------------------
  Net decrease in net assets
    from dividends                                (7,144,706)         (8,388,179)         (1,436,992)            (2,211,532)
                                           -----------------   -----------------   -----------------   --------------------
FROM CAPITAL SHARE
TRANSACTIONS (Note 3)
  Proceeds from sale of shares                 2,467,930,226       2,357,427,315       1,564,271,043            679,627,131
  Reinvestment of dividends                        6,463,033           7,769,090           1,339,242              2,148,170
  Net asset value of shares redeemed          (2,703,761,911)     (1,683,091,744)     (1,588,329,168)          (501,089,469)
                                           -----------------   -----------------   -----------------   --------------------
  Net increase (decrease)
      in net assets from
      capital share transactions                (229,368,652)        682,104,661         (22,718,883)           180,685,832
                                           -----------------   -----------------   -----------------   --------------------
  Net increase (decrease) in net assets         (229,377,228)        682,129,681         (22,716,336)           180,685,832

NET ASSETS
  Beginning of year                              851,361,130         169,231,449         180,685,832                     --
                                           -----------------   -----------------   -----------------   --------------------
  End of year                              $     621,983,902   $     851,361,130   $     157,969,496   $        180,685,832
                                           =================   =================   =================   ====================
UNDISTRIBUTED NET INVESTMENT INCOME        $          25,020   $              29   $           2,576   $                 29
                                           =================   =================   =================   ====================

(1) For the period January 25, 2002 (inception date) through December 31, 2002.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC. -- PRIME PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                  2003           2002          2001(1)
                                                               ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $   1.0000     $   1.0000     $   1.0000
                                                               ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                            0.0105         0.0162         0.0016

LESS DIVIDENDS
  Dividends from net investment income                            (0.0105)       (0.0162)       (0.0016)
                                                               ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $   1.0000     $   1.0000     $   1.0000
                                                               ==========     ==========     ==========
      Total return(2)                                                1.06%          1.63%          0.16%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $  184,178     $  213,837     $  169,164
    Ratio of expenses to average net assets                          0.20%          0.18%          0.20%(3)
    Ratio of net investment income to average net assets             1.07%          1.62%          1.71%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.10%          0.17%          0.55%(3)

(1) For the period November 28, 2001 (inception date) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                  2003           2002          2001(1)
                                                               ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $   1.0000     $   1.0000     $   1.0000
                                                               ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                            0.0095         0.0152         0.0015

LESS DIVIDENDS
  Dividends from net investment income                            (0.0095)       (0.0152)       (0.0015)
                                                               ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $   1.0000     $   1.0000     $   1.0000
                                                               ==========     ==========     ==========
      Total return(2)                                                0.95%          1.53%          0.15%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $  344,396     $  537,501     $       33
    Ratio of expenses to average net assets                          0.30%          0.28%          0.30%(3)
    Ratio of net investment income to average net assets             0.97%          1.52%          1.61%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.10%          0.12%          0.55%(3)

(1) For the period November 28, 2001 (inception date) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

                                                                   FOR THE YEAR ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                  2003           2002          2001(1)
                                                               ----------     ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $   1.0000     $   1.0000     $   1.0000
                                                               ----------     ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                            0.0080         0.0137         0.0014

LESS DIVIDENDS
  Dividends from net investment income                            (0.0080)       (0.0137)       (0.0014)
                                                               ----------     ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $   1.0000     $   1.0000     $   1.0000
                                                               ==========     ==========     ==========
      Total return(2)                                                0.80%          1.38%          0.14%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $   93,410     $  100,022     $       33
    Ratio of expenses to average net assets                          0.45%          0.43%          0.45%(3)
    Ratio of net investment income to average net assets             0.82%          1.37%          1.46%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.10%          0.12%          0.55%(3)

(1) For the period November 28, 2001 (inception date) through December 31, 2001.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.-- GOVERNMENT PORTFOLIO FINANCIAL HIGHLIGHTS
(For a Class A Share of the Portfolio Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED
                                                                      DECEMBER 31,
                                                               -------------------------
                                                                  2003          2002(1)
                                                               ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $   1.0000     $   1.0000
                                                               ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                            0.0107         0.0178

LESS DIVIDENDS
  Dividends from net investment income                            (0.0107)       (0.0178)
                                                               ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $   1.0000     $   1.0000
                                                               ==========     ==========
      Total return(2)                                                1.07%          1.80%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $   42,619     $   82,938
    Ratio of expenses to average net assets                          0.20%          0.18%(3)
    Ratio of net investment income to average net assets             1.06%          1.55%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.18%          0.31%(3)

(1) For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class B Share of the Portfolio Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED
                                                                      DECEMBER 31,
                                                               -------------------------
                                                                  2003          2002(1)
                                                               ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $   1.0000     $   1.0000
                                                               ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                            0.0097         0.0169

LESS DIVIDENDS
  Dividends from net investment income                            (0.0097)       (0.0169)
                                                               ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $   1.0000     $   1.0000
                                                               ==========     ==========
      Total return(2)                                                0.97%          1.71%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $   92,476     $   75,169
    Ratio of expenses to average net assets                          0.30%          0.28%(3)
    Ratio of net investment income to average net assets             0.96%          1.46%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.18%          0.16%(3)

(1) For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

(For a Class C Share of the Portfolio Outstanding Throughout Each Period)

                                                                  FOR THE YEAR ENDED
                                                                      DECEMBER 31,
                                                               -------------------------
                                                                  2003          2002(1)
                                                               ----------     ----------
PER SHARE DATA
  Net asset value, beginning of period                         $   1.0000     $   1.0000
                                                               ----------     ----------
INVESTMENT OPERATIONS
  Net investment income                                            0.0082         0.0155

LESS DIVIDENDS
  Dividends from net investment income                            (0.0082)       (0.0155)
                                                               ----------     ----------
NET ASSET VALUE, END OF PERIOD                                 $   1.0000     $   1.0000
                                                               ==========     ==========
      Total return(2)                                                0.82%          1.56%

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                     $   22,874     $   22,578
    Ratio of expenses to average net assets                          0.45%          0.42%(3)
    Ratio of net investment income to average net assets             0.81%          1.31%(3)
    Decrease reflected in above operating expense
      ratios due to waivers/reimbursements                           0.18%          0.15%(3)

(1) For the period January 25, 2002 (inception date) through December 31, 2002.

(2) Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(3) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2003

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Institutional Money Market Fund, Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, as amended ("the 1940 Act"). The Fund currently offers two managed investment portfolios, the Prime Portfolio and Government Portfolio (each a "Portfolio" and collectively, the "Portfolios"), which are contained in this report. The Fund was incorporated under the laws of the State of Maryland on August 17, 2001.

   The investment objective of each Portfolio is high current income, consistent with liquidity and stability of principal.

   Each Portfolio offers three classes of shares: Class A shares, Class B shares and Class C shares. Each class of shares in the Portfolios represents an equal pro rata interest in the Portfolios, except that they bear different expenses, which reflect the difference in the range of services provided to them.

   Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. It is the policy of each Portfolio to maintain a stable net asset value of $1.00 per share. Each Portfolio has adopted certain investment, fund valuation, dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

   A) SECURITY VALUATION -- The net asset value of each Portfolio is determined at 12:00 pm eastern time and at the close of regular trading on the New York Stock Exchange, Inc. on Monday through Friday, except for the days the following holidays are observed: New Year's Day, Martin Luther King Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day. Each Portfolio's investments are valued under the amortized cost method, which has been determined by the Portfolios' Board of Directors to represent the fair value of the Portfolios' investments. Amortized cost involves valuing a Portfolio holding initially at its cost and then assuming a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates. The Board of Directors has established procedures intended to stabilize each Portfolio's net asset value for purposes of sales and redemptions at $1.00 per share. These procedures include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which a Portfolio's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated.

   B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of that class.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Portfolios may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal income taxes as it is the Fund's intention to have each Portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) REPURCHASE AGREEMENTS -- Each Portfolio may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Portfolio acquires a security subject to an obligation of the seller to repurchase the security. Securities pledged as collateral for repurchase agreements are held by the broker until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

   F) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   Credit Suisse Asset Management, LLC ("CSAM") serves as investment adviser for the Portfolios. For its investment advisory services, CSAM is entitled to receive a fee from each Portfolio at an annual rate of 0.20% of each Portfolio's average daily net assets. For the year ended December 31, 2003, investment advisory fees earned and voluntarily waived were as follows:

                                            GROSS                           NET
                                           ADVISORY                       ADVISORY
           PORTFOLIO                         FEE            WAIVER          FEE
           ---------                     -----------     -----------    ----------
           Prime Portfolio               $ 1,485,091     $ (770,461)    $  714,630
           Government Portfolio              293,862       (267,763)        26,099

   State Street Bank and Trust Company ("SSB") serves as administrator to the Portfolios. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee schedule calculated in total for all the Credit Suisse Funds/Portfolios administered by SSB and allocated based upon relative average net assets of each fund/portfolio subject to an annual minimum fee.

           AVERAGE DAILY NET ASSETS                    ANNUAL RATE
           ------------------------                    -----------
           First $5 billion                 0.050% of average daily net assets
           Next $5 billion                  0.035% of average daily net assets
           Over $10 billion                 0.020% of average daily net assets

   For the year ended December 31, 2003, administrative services fees earned by SSB (including out-of-pocket fees) were as follows:

           PORTFOLIO                            ADMINISTRATIVE SERVICES FEE
           ---------                            ---------------------------
           Prime Portfolio                              $ 434,062
           Government Portfolio                            83,268

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI") currently serves as distributor of each Portfolio's shares. Pursuant to a distribution plan adopted by each Portfolio pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. This fee is calculated at an annual rate of 0.10% of the average daily net assets of the Class B shares of each Portfolio. For the Class C shares, the fee is calculated at an annual rate of 0.25% of average daily net assets of the Class C shares of each Portfolio. CSAMSI may use this fee to compensate service organizations for distribution services. Class A shares of each Portfolio do not bear distribution expenses.

For the year ended December 31, 2003, distribution fees paid to CSAMSI were as follows:

           PORTFOLIO             DISTRIBUTION FEE
           ---------             ----------------
           Prime Portfolio
              Class B                $ 501,778
              Class C                  275,531
                                     ---------
                                     $ 777,309
                                     =========
           Government Portfolio
              Class B                $  80,105
              Class C                   54,234
                                     ---------
                                     $ 134,339
                                     =========

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by each Portfolio to provide certain financial printing and fulfillment services. For the year ended December 31, 2003, Merrill was paid $6,073 for its services from each Portfolio.

NOTE 3. CAPITAL SHARE TRANSACTIONS

   Each Portfolio is authorized to issue nine billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are designated Class A shares, two billion shares are designated Class B shares and two billion shares are designated Class C shares. Transactions in shares of each Portfolio were as follows:

                                                                          PRIME PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                                             CLASS A
                                           ----------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                     DECEMBER 31, 2003                      DECEMBER 31, 2002
                                           ----------------------------------------------------------------------------
                                                SHARES              VALUE               SHARES              VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                   1,369,161,401    $  1,369,161,401         847,576,336    $    847,576,336
Shares issued in reinvestment of dividends          730,371             730,371           1,416,256           1,416,256
Shares redeemed                              (1,399,553,554)     (1,399,553,554)       (804,316,335)       (804,316,335)
                                           ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                         (29,661,782)   $    (29,661,782)         44,676,257    $     44,676,257
                                           ================    ================    ================    ================

                                                                          PRIME PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                                             CLASS B
                                           ----------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                     DECEMBER 31, 2003                      DECEMBER 31, 2002
                                           ----------------------------------------------------------------------------
                                                SHARES              VALUE               SHARES              VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                     923,898,276    $    923,898,276       1,305,413,136    $  1,305,413,136
Shares issued in reinvestment of dividends        4,845,879           4,845,879           5,455,263           5,455,263
Shares redeemed                              (1,121,839,977)     (1,121,839,977)       (773,424,422)       (773,424,422)
                                           ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                        (193,095,822)   $   (193,095,822)        537,443,977    $    537,443,977
                                           ================    ================    ================    ================

                                                                          PRIME PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                                             CLASS C
                                           ----------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                     DECEMBER 31, 2003                      DECEMBER 31, 2002
                                           ----------------------------------------------------------------------------
                                                SHARES              VALUE               SHARES              VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                     174,870,549    $    174,870,549         204,437,843    $    204,437,843
Shares issued in reinvestment of dividends          886,783             886,783             897,571             897,571
Shares redeemed                                (182,368,380)       (182,368,380)       (105,350,987)       (105,350,987)
                                           ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                          (6,611,048)   $     (6,611,048)         99,984,427    $     99,984,427
                                           ================    ================    ================    ================

                                                                       GOVERNMENT PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                                             CLASS A
                                           ----------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                     DECEMBER 31, 2003                     DECEMBER 31, 2002(1)
                                           ----------------------------------------------------------------------------
                                                SHARES              VALUE               SHARES              VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                   1,214,532,221    $  1,214,532,221         172,055,189    $    172,055,189
Shares issued in reinvestment of dividends          379,330             379,330             609,189             609,189
Shares redeemed                              (1,255,231,116)     (1,255,231,116)        (89,726,732)        (89,726,732)
                                           ----------------    ----------------    ----------------    ----------------
Net increase (decrease)                         (40,319,565)   $    (40,319,565)         82,937,646    $     82,937,646
                                           ================    ================    ================    ================

                                                                       GOVERNMENT PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                                             CLASS B
                                           ----------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                     DECEMBER 31, 2003                     DECEMBER 31, 2002(1)
                                           ----------------------------------------------------------------------------
                                                SHARES              VALUE               SHARES              VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                     311,379,208    $    311,379,208         434,525,321    $    434,525,321
Shares issued in reinvestment of dividends          783,181             783,181           1,396,416           1,396,416
Shares redeemed                                (294,857,379)       (294,857,379)       (360,751,793)       (360,751,793)
                                           ----------------    ----------------    ----------------    ----------------
Net increase                                     17,305,010    $     17,305,010          75,169,944    $     75,169,944
                                           ================    ================    ================    ================

                                                                       GOVERNMENT PORTFOLIO
                                           ----------------------------------------------------------------------------
                                                                             CLASS C
                                           ----------------------------------------------------------------------------
                                                    FOR THE YEAR ENDED                      FOR THE YEAR ENDED
                                                     DECEMBER 31, 2003                     DECEMBER 31, 2002(1)
                                           ----------------------------------------------------------------------------
                                                SHARES              VALUE               SHARES              VALUE
                                           ----------------    ----------------    ----------------    ----------------
Shares sold                                      38,359,614    $     38,359,614          73,046,621    $     73,046,621
Shares issued in reinvestment of dividends          176,731             176,731             142,565             142,565
Shares redeemed                                 (38,240,673)        (38,240,673)        (50,610,944)        (50,610,944)
                                           ----------------    ----------------    ----------------    ----------------
Net increase                                        295,672    $        295,672          22,578,242    $     22,578,242
                                           ================    ================    ================    ================

(1) For the period January 25, 2002 (inception date) through December 31, 2002

   On December 31, 2003, the number of shareholders that held 5% or more of the outstanding shares of each class of the Portfolios was as follows:

                                    NUMBER OF       APPROXIMATE PERCENTAGE
           PORTFOLIO              SHAREHOLDERS       OF OUTSTANDING SHARES
           ---------              ------------      ----------------------
           Prime Portfolio
            Class A                     4                     94%
            Class B                     1                     99%
            Class C                     1                     99%
           Government Portfolio
            Class A                     2                     95%
            Class B                     1                     99%
            Class C                     1                     99%

   Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

NOTE 4. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

   The tax characteristics of dividends paid during the years ended December 31, 2003 and 2002, respectively, for the Portfolios were as follows:

                                                   ORDINARY INCOME
                                              --------------------------
           PORTFOLIO                             2003           2002
           ---------                          -----------    -----------
           Prime Portfolio                    $ 7,144,706    $ 8,388,179
           Government Portfolio                 1,436,992      2,211,532

   At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

                                                PRIME PORTFOLIO     GOVERNMENT PORTFOLIO
                                                ---------------     --------------------
           Undistributed ordinary income            $ 25,020               $ 2,576
           Accumulated net realized loss              (8,547)                   --
                                                    $ 16,473               $ 2,576

   At December 31, 2003, the Portfolios had capital loss carryforwards available to offset possible future capital gains as follows:

                                                        EXPIRES DECEMBER 31,
           PORTFOLIO                                           2011
           ---------                                    --------------------
           Prime Portfolio                                   $  8,547
           Government Portfolio                                    --

   At December 31, 2003, the identified cost for federal income tax purposes were as follows:

           PORTFOLIO                                      IDENTIFIED COST
           ---------                                      ---------------
           Prime Portfolio                                 $ 634,934,076
           Government Portfolio                              167,734,678

   At December 31, 2003, undistributed net investment income, accumulated net realized gain from investments, and paid-in capital have been adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments. Net assets were not affected by these reclassifications:

                                                                  ACCUMULATED NET
                                  PAID-IN    UNDISTRIBUTED NET    REALIZED LOSS ON
           PORTFOLIO              CAPITAL    INVESTMENT INCOME       INVESTMENTS
           ---------              -------    -----------------    ----------------
           Prime Portfolio        $    --        $  25,020           $  (25,020)
           Government Portfolio        --            2,576               (2,576)

NOTE 5. CONTINGENCIES

   In the normal course of business, each Portfolio may provide general indemnifications pursuant to certain contracts and organizational documents. The Portfolios' maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
REPORT OF INDEPENDENT AUDITORS


To the Board of Directors and Shareholders of Credit Suisse Institutional Money Market Fund, Inc.-- Prime Portfolio and Credit Suisse Institutional Money Market Fund, Inc.-- Government Portfolio:

   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Institutional Money Market Fund, Inc. -- Prime Portfolio and Credit Suisse Institutional Money Market Fund, Inc. -- Government Portfolio (the "Portfolios"), at December 31, 2003, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
February 3, 2004

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                               TERM                                           NUMBER OF
                                               OF OFFICE(1)                                   PORTFOLIOS IN
                                               AND                                            FUND
                             POSITION(S)       LENGTH             PRINCIPAL                   COMPLEX        OTHER
NAME, ADDRESS AND            HELD WITH         OF TIME            OCCUPATION(S) DURING        OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                FUND              SERVED             PAST FIVE YEARS             DIRECTOR       HELD BY DIRECTOR
---------------------------  ----------------  -----------------  --------------------------  -------------  -----------------------
INDEPENDENT DIRECTORS

Richard H. Francis           Director,         Since              Currently retired           43             None
c/o Credit Suisse Asset      Nominating        Portfolio
Management, LLC              and Audit         Inception
466 Lexington Avenue         Committee
New York, New York           Member
10017-3140

Date of Birth: 04/23/32

Jeffrey E. Garten            Director,         Since Portfolio    Dean of Yale School of      42             Director of Aetna,
Box 208200                   Nominating and    Inception          Management and William                     Inc. (insurance
New Haven, Connecticut       Audit Committee                      S. Beinecke Professor in                   company); Director
06520-8200                   Member                               the Practice of                            of Calpine Corporation
                                                                  International Trade and                    (energy provider);
Date of Birth: 10/29/46                                           Finance (11/95 - present)                  Director of CarMax
                                                                                                             Group (used car
                                                                                                             dealers)

----------
(1) Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

                                               TERM                                           NUMBER OF
                                               OF OFFICE(1)                                   PORTFOLIOS IN
                                               AND                                            FUND
                             POSITION(S)       LENGTH             PRINCIPAL                   COMPLEX        OTHER
NAME, ADDRESS AND            HELD WITH         OF TIME            OCCUPATION(S) DURING        OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                FUND              SERVED             PAST FIVE YEARS             DIRECTOR       HELD BY DIRECTOR
---------------------------  ----------------  -----------------  --------------------------  -------------  -----------------------
INDEPENDENT DIRECTORS

Peter F. Krogh               Director,         Since Portfolio    Dean Emeritus and           42             Director of Carlisle
301 ICC                      Nominating and    Inception          Distinguished Professor                    Companies Incorporated
Georgetown University        Audit Committee                      of International Affairs                   (diversified
Washington, DC 20057         Member                               at the Edmund A. Walsh                     manufacturing company);
                                                                  School of Foreign                          Member of Selection
Date of Birth: 02/11/37                                           Service, Georgetown                        Committee for Truman
                                                                  University (6/95 --                        Scholars and Henry
                                                                  present); Moderator of                     Luce Scholars; Senior
                                                                  PBS foreign affairs                        Associate of Center
                                                                  television series                          for Strategic and
                                                                  (1988-2000)                                International Studies;
                                                                                                             Trustee of numerous
                                                                                                             world affairs
                                                                                                             organizations

James S. Pasman, Jr.         Director,         Since Portfolio    Currently retired           44             Director of
c/o Credit Suisse Asset      Nominating and    Inception                                                     Education
Management, LLC              Audit Committee                                                                 Management
466 Lexington Avenue         Member                                                                          Corp.
New York, New York
10017-3140

Date of Birth: 12/20/30

Steven N. Rappaport          Director,         Since Portfolio    Partner of Lehigh Court,    44             None
Lehigh Court, the            Nominating        Inception          LLC and RZ Capital
40 East 52nd Street          Committee                            (private investment
New York, New York           Member and                           firms) (7/02 - present);
10022                        Audit                                Consultant to SunGard
                             Committee                            Securities Finance, Inc.
Date of Birth: 07/10/48      Chairman                             from February 2002 to
                                                                  July 2002; President of
                                                                  SunGard Securities
                                                                  Finance, Inc. from 2001
                                                                  to February 2002;
                                                                  President of Loanet, Inc.
                                                                  (on-line accounting
                                                                  service) from 1997 to 2001

                                               TERM                                           NUMBER OF
                                               OF OFFICE(1)                                   PORTFOLIOS IN
                                               AND                                            FUND
                             POSITION(S)       LENGTH             PRINCIPAL                   COMPLEX        OTHER
NAME, ADDRESS AND            HELD WITH         OF TIME            OCCUPATION(S) DURING        OVERSEEN BY    DIRECTORSHIPS
DATE OF BIRTH                FUND              SERVED             PAST FIVE YEARS             DIRECTOR       HELD BY DIRECTOR
---------------------------  ----------------  -----------------  --------------------------  -------------  -----------------------
INTERESTED DIRECTOR

Joseph D. Gallagher(2)       Director,         Since 2003         Managing Director, Chief    45             None
Credit Suisse Asset          Chairman of the                      Executive Officer of CSAM
Management, LLC              Board and Chief                      and Global Chief
466 Lexington Avenue         Executive                            Operating Officer of
New York, New York           Officer                              Credit Suisse Asset
10017-3140                                                        Management since 2003;
                                                                  Global Chief Financial
Date of Birth: 12/14/62                                           Officer, Credit Suisse
                                                                  Asset Management from
                                                                  1999 to 2003; Chief
                                                                  Executive Officer and
                                                                  Director of Credit Suisse
                                                                  Asset Management Limited,
                                                                  London, England, from
                                                                  June 2000 to 2003;
                                                                  Director of Credit Suisse
                                                                  Asset Management Funds
                                                                  (UK) Limited, London,
                                                                  England, from June 2000
                                                                  to 2003; Managing
                                                                  Director, Head -- Asian
                                                                  Corporate Finance and
                                                                  M&A, Credit Suisse First
                                                                  Boston, Hong Kong, China,
                                                                  from January 1998 to May
                                                                  1999

William W. Priest, Jr.(3)    Director          Since Portfolio    Co-Managing Partner,        49             Director of Globe
Steinberg Priest & Sloane                      Inception          Steinberg Priest & Sloane                  Wireless, LLC
Capital Management, LLC                                           Capital Management, LLC                    (maritime communication
12 East 49th Street                                               since March 2001;                          company); Director of
12th Floor                                                        Chairman and Managing                      InfraRed X (medical
New York, New York                                                Director of CSAM from                      device company)
10017                                                             2000 to February 2001;
                                                                  Chief Executive Officer
Date of Birth: 09/24/41                                           and Managing Director of
                                                                  CSAM from 1990 to 2000

----------
(2) Mr. Gallagher is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he is an officer of CSAM.
(3) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he provided consulting services to CSAM within the last two years (ended 12/31/02).

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                             POSITION(S)         LENGTH
NAME, ADDRESS AND            HELD WITH           OF TIME
DATE OF BIRTH                FUND                SERVED                   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------------  ------------------  -----------------------  ----------------------------------------------------------
OFFICERS

Hal Liebes                   Vice President      Since Portfolio          Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset          and Secretary       Inception                Associated with CSAM since 1997; Officer of other
Management, LLC                                                           Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 07/06/64

Michael A. Pignataro         Chief Financial     Since Portfolio          Director and Director of Fund Administration of CSAM;
Credit Suisse Asset          Officer and         Inception                Associated with CSAM since 1984; Officer of other
Management, LLC              Treasurer                                    Credit Suisse Funds
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 11/15/59

Gregory N. Bressler          Assistant           Since Portfolio          Director and Deputy General Counsel of CSAM; Associated
Credit Suisse Asset          Secretary           Inception                with CSAM since January 2000; Associated with the law
Management, LLC                                                           firm of Swidler Berlin Shereff Friedman LLP from 1996 to
466 Lexington Avenue                                                      2000; Officer of other Credit Suisse Funds
New York, New York
10017-3140

Date of Birth: 11/17/66

Rocco A. Del Guercio         Assistant           Since Portfolio          Vice President of CSAM; Associated with CSAM since June
Credit Suisse Asset          Treasurer           Inception                1996; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 04/28/63

Joseph Parascondola          Assistant           Since Portfolio          Assistant Vice President of CSAM; Associated with CSAM
Credit Suisse Asset          Treasurer           Inception                since April 2000; Assistant Vice President, Deutsche
Management, LLC                                                           Asset Management from January 1999 to April 2000;
466 Lexington Avenue                                                      Assistant Vice President, Weiss, Peck & Greer LLC from
New York, New York                                                        November 1995 to December 1998; Officer of other Credit
10017-3140                                                                Suisse Funds

Date of Birth: 06/05/63

                                                 TERM
                                                 OF OFFICE(1)
                                                 AND
                             POSITION(S)         LENGTH
NAME, ADDRESS AND            HELD WITH           OF TIME
DATE OF BIRTH                FUND                SERVED                   PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------------  ------------------  -----------------------  ----------------------------------------------------------
OFFICERS

Robert M. Rizza              Assistant           Since 2002               Assistant Vice President of CSAM;  Associated with
Credit Suisse Asset          Treasurer                                    CSAM since 1998; Officer of other Credit Suisse Funds
Management, LLC
466 Lexington Avenue
New York, New York
10017-3140

Date of Birth: 12/09/65

   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-222-8977.

CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.
TAX INFORMATION LETTER (UNAUDITED)
December31, 2003

IMPORTANT TAX INFORMATION FOR SHAREHOLDERS

   In the twelve months ended December 31, 2003 (the end of the fiscal year), 12.36% and 70.90% of the dividends paid by the Prime and Government Porfolios, respectively, were US Government securities interest dividends for the purpose of federal income taxes and free from such taxes.

   In January 2004, you will be furnished with a schedule of the yearly percentage breakdown by state or U.S. possession of the source of interest earned by the Portfolios in 2003. It is suggested that you consult your tax advisor concerning the applicability of State and local taxes to dividends paid by the Portfolios during the year.

                       This page intentionally left blank

[CREDIT SUISSE ASSET MANAGEMENT LOGO]

P.O. BOX 55030, BOSTON, MA 02205-5030
800-222-8977 - www.csam.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.

                                                                    CSIMM-2-1203

ITEM 2. CODE OF ETHICS.
The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 11(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2003. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2003.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant's governing board has determined that it has three audit committee financial experts serving on its audit committee: Richard H. Francis, James S. Pasman, Jr., and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a) through (d). The information in the table below is provided for services rendered to the registrant by its principal auditors, PricewaterhouseCoopers LLP ("PwC"), for its fiscal years ended December 31, 2002 and December 31, 2003.

                               2002         2003
                            ----------   ----------
Audit Fees                  $   78,279   $   68,102
Audit-Related Fees(1)               --        6,000
Tax Fees(2)                      5,340        4,646
All Other Fees                      --           --
Total                       $   83,619   $   78,748

(1) Services include agreed-upon procedures in connection with the registrant's semi-annual financial statements.

(2) Tax services in connection with the registrant's excise tax calculations and review of the registrant's applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant's operations and financial reporting and that were rendered by PwC to the registrant's investment adviser, Credit Suisse Asset Management, LLC ("CSAM"), and any service provider to the registrant controlling, controlled by or under common control with CSAM that provided ongoing services to the registrant ("Covered Services Provider"), for the registrant's fiscal years ended December 31, 2002 and December 31, 2003.

                               2002         2003
                            ----------   ----------
Audit-Related Fees             N/A          N/A
Tax Fees                       N/A          N/A
All Other Fees                 N/A          N/A
Total                          N/A          N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee ("Committee") of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent auditors to the registrant and (ii) all permissible non-audit services to be provided by the independent auditors to CSAM and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson's pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee's pre-approval responsibilities to other persons (other than CSAM or the registrant's officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, CSAM and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent auditors during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

                               2002         2003
                            ----------   ----------
Audit-Related Fees             N/A          N/A
Tax Fees                       N/A          N/A
All Other Fees                 N/A          N/A
Total                          N/A          N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to CSAM and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii)of Regulation S-X, for the registrant's fiscal years ended December 31, 2002 and December 31, 2003:

                               2002         2003
                            ----------   ----------
Audit-Related Fees             N/A          N/A
Tax Fees                       N/A          N/A
All Other Fees                 N/A          N/A
Total                          N/A          N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, CSAM and Covered Service Providers for the fiscal years ended December 31, 2002 and December 31, 2003 were $5,340 and $10,646, respectively.

(h) Not Applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Form N-CSR disclosure requirement not applicable to the registrant.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Form N-CSR disclosure requirement not applicable to the registrant.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Form N-CSR disclosure requirement not applicable to the registrant.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 10. CONTROLS AND PROCEDURES.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) The registrant's code of ethics is an exhibit to this report.

(a)(2) The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3) Not applicable.

(b) The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

          CREDIT SUISSE INSTITUTIONAL MONEY MARKET FUND, INC.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer
          Date:  March 5, 2004

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

          /s/ Joseph D. Gallagher
          -----------------------
          Name:  Joseph D. Gallagher
          Title: Chief Executive Officer

          Date:   March 5, 2004


          /s/ Michael A. Pignataro
          -----------------------
          Name:  Michael A. Pignataro
          Title: Chief Financial Officer
          Date:  March 5, 2004